Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of intangible assets

(DKK million)	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

2024
Cost at the beginning of the year	-	901	-	-	901
Additions during the year	2,436	163	1,243	10,577	14,419
Effect of exchange rate adjustment	99	-	44	369	512
Cost at the end of the year	2,535	1,064	1,287	10,946	15,832
Amortization and impairment losses at the beginning of the year	-	800	-	-	800
Amortization for the year	-	25	53	-	78
Impairment losses for the year	-	76	-	-	76
Amortization and impairment losses at the end of the year	-	901	53	-	954
Carrying amount at the end of the year	2,535	163	1,234	10,946	14,878

2023
Cost at the beginning of the year	-	891	-	-	891
Additions during the year	-	10	-	-	10
Cost at the end of the year	-	901	-	-	901
Amortization and impairment losses at the beginning of the year	-	745	-	-	745
Amortization for the year	-	55	-	-	55
Amortization and impairment losses at the end of the year	-	800	-	-	800
Carrying amount at the end of the year	-	101	-	-	101

Parent Company | Reportable Legal Entities
Intangible Assets
Schedule of intangible assets

(DKK million)	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

2024
Cost at the beginning of the year	1,093	-	-	1,093
Additions during the year	244	1,237	11,789	13,270
Cost at the end of the year	1,337	1,237	11,789	14,363
Amortization and impairment losses at the beginning of the year	715	-	-	715
Amortization for the year	33	3	-	36
Impairment losses for the year	243	-	-	243
Amortization and impairment losses at the end of the year	991	3	-	994
Carrying amount at the end of the year	346	1,234	11,789	13,369

2023
Cost at the beginning of the year	1,011	-	-	1,011
Additions during the year	82	-	-	82
Cost at the end of the year	1,093	-	-	1,093
Amortization and impairment losses at the beginning of the year	654	-	-	654
Amortization for the year	61	-	-	61
Amortization and impairment losses at the end of the year	715	-	-	715
Carrying amount at the end of the year	378	-	-	378